Schedule of Investments PIMCO Strategic Income Fund, Inc.	March 31, 2019 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)

INVESTMENTS IN SECURITIES 388.5% ¤

LOAN PARTICIPATIONS AND ASSIGNMENTS 8.0%

Altice France S.A.
6.484% (LIBOR03M + 4.000%) due 08/14/2026 ~		$100	$96
Avantor, Inc.
6.249% (LIBOR03M + 3.750%) due 11/21/2024 ~		47	47
Bausch Health Cos., Inc.
5.231% (LIBOR03M + 2.750%) due 11/27/2025 ~		19	19
CityCenter Holdings LLC
4.749% (LIBOR03M + 2.250%) due 04/18/2024 ~		130	127
Concordia International Corp.
7.993% (LIBOR03M + 5.500%) due 09/06/2024 ~		2,631	2,494
Core & Main LP
5.626% (LIBOR03M + 3.000%) due 08/01/2024 «~		20	20
Diamond Resorts Corp.
6.249% (LIBOR03M + 3.750%) due 09/02/2023 «~		668	633
Dubai World
1.750% - 2.000% (LIBOR03M + 2.000%) due 09/30/2022 ~		1,880	1,758
Envision Healthcare Corp.
6.249% (LIBOR03M + 3.750%) due 10/10/2025 ~		299	280
Forbes Energy Services LLC
5.000% - 9.000% due 04/13/2021		77	77
Forest City Enterprises, L.P.
6.481% (LIBOR03M + 4.000%) due 12/07/2025 «~		100	100
FrontDoor, Inc.
5.000% (LIBOR03M + 2.500%) due 08/14/2025 «~		10	10
Frontier Communications Corp.
6.250% (LIBOR03M + 3.750%) due 06/15/2024 ~		295	289
iHeartCommunications, Inc.
TBD% due 07/30/2019 ^(c)		540	386
TBD% due 01/30/2020		2,559	1,833
IRB Holding Corp.
5.739% (LIBOR03M + 3.250%) due 02/05/2025 ~		438	428
McDermott Technology Americas, Inc.
7.499% (LIBOR03M + 5.000%) due 05/12/2025 ~		459	441
Messer Industrie GmbH
TBD% due 03/01/2026		60	59
MH Sub LLC
6.236% (LIBOR03M + 3.750%) due 09/13/2024 ~		59	58
NCI Building Systems, Inc.
6.547% (LIBOR03M + 3.750%) due 04/12/2025 «~		20	19
Neiman Marcus Group Ltd. LLC
5.733% - 6.021% (LIBOR03M + 3.250%) due 10/25/2020 ~		3,461	3,223
Pacific Gas & Electric Co.
7.500% due 02/22/2049 ^(c)		416	361
PetSmart, Inc.
5.490% (LIBOR03M + 3.000%) due 03/11/2022 ~		198	178
Sequa Mezzanine Holdings LLC
7.776% (LIBOR03M + 5.000%) due 11/28/2021 ~		168	164
11.751% (LIBOR03M + 9.000%) due 04/28/2022 «~		7,990	7,830
SS&C Technologies, Inc.
4.749% (LIBOR03M + 2.250%) due 04/16/2025 ~		132	131
Starfruit Finco BV
5.740% (LIBOR03M + 3.250%) due 10/01/2025 ~		100	99
Syniverse Holdings, Inc.
7.484% (LIBOR03M + 5.000%) due 03/09/2023 ~		2,002	1,838
Univision Communications, Inc.
5.249% (LIBOR03M + 2.750%) due 03/15/2024 ~		1,494	1,412
West Corp.
6.629% (LIBOR03M + 4.000%) due 10/10/2024 ~		35	33
Westmoreland Coal Co.
TBD% due 12/16/2020 ^(c)		9	4
4.522% - 10.913% due 05/21/2019 «		2	2
Total Loan Participations and Assignments (Cost $24,984)			24,449

CORPORATE BONDS & NOTES 37.4%

BANKING & FINANCE 15.6%

Ally Financial, Inc.
8.000% due 11/01/2031		3	3
Ambac LSNI LLC
7.592% due 02/12/2023 •(k)		323	327
Ardonagh Midco PLC
8.375% due 07/15/2023	GBP	6,410	7,280

Schedule of Investments PIMCO Strategic Income Fund, Inc. (Cont.)	March 31, 2019 (Unaudited)

8.625% due 07/15/2023		$400	344
Athene Holding Ltd.
4.125% due 01/12/2028		28	27
Avolon Holdings Funding Ltd.
5.500% due 01/15/2023 (k)		80	82
AXA Equitable Holdings, Inc.
4.350% due 04/20/2028		68	69
5.000% due 04/20/2048		40	39
Bank of Ireland
7.375% due 06/18/2020 •(g)(h)	EUR	200	236
Barclays Bank PLC
7.625% due 11/21/2022 (h)(k)		$800	870
14.000% due 06/15/2019 •(g)	GBP	1,300	1,736
Barclays PLC
3.250% due 01/17/2033		100	125
5.875% due 09/15/2024 •(g)(h)		1,100	1,345
7.250% due 03/15/2023 •(g)(h)		1,000	1,348
8.000% due 06/15/2024 •(g)(h)		$250	256
Brookfield Finance, Inc.
3.900% due 01/25/2028		48	47
4.700% due 09/20/2047 (k)		110	106
Cantor Fitzgerald LP
7.875% due 10/15/2019 (k)		930	953
CBL & Associates LP
5.950% due 12/15/2026		29	21
Credit Suisse Group AG
7.500% due 07/17/2023 •(g)(h)(k)		200	206
Deutsche Bank AG
4.250% due 10/14/2021 (k)		3,200	3,218
Emerald Bay S.A.
0.000% due 10/08/2020 (f)	EUR	15	16
Equinix, Inc.
2.875% due 03/15/2024		100	116
2.875% due 02/01/2026		100	116
Fortress Transportation & Infrastructure Investors LLC
6.500% due 10/01/2025 (k)		$127	126
6.750% due 03/15/2022 (k)		256	261
GE Capital European Funding Unlimited Co.
2.625% due 03/15/2023	EUR	47	56
GE Capital UK Funding Unlimited Co.
4.375% due 07/31/2019	GBP	10	13
HSBC Holdings PLC
5.875% due 09/28/2026 •(g)(h)		200	263
6.500% due 03/23/2028 •(g)(h)(k)		$300	297
Hudson Pacific Properties LP
3.950% due 11/01/2027		18	18
Hunt Cos., Inc.
6.250% due 02/15/2026		14	13
iStar, Inc.
4.625% due 09/15/2020		7	7
5.250% due 09/15/2022		10	10
Kennedy-Wilson, Inc.
5.875% due 04/01/2024		36	36
Lloyds Banking Group PLC
7.500% due 09/27/2025 •(g)(h)(k)		200	203
7.625% due 06/27/2023 •(g)(h)	GBP	250	345
7.875% due 06/27/2029 •(g)(h)		1,440	2,067
LoanCore Capital Markets LLC
6.875% due 06/01/2020 (k)		$1,000	1,002
Meiji Yasuda Life Insurance Co.
5.100% due 04/26/2048 •(k)		200	209
MetLife, Inc.
5.875% due 03/15/2028 •(g)		6	6
Nationstar Mortgage LLC
6.500% due 07/01/2021 (k)		386	387
Navient Corp.
5.875% due 03/25/2021 (k)		1,009	1,046
6.500% due 06/15/2022 (k)		44	46
Newmark Group, Inc.
6.125% due 11/15/2023		36	37
Oppenheimer Holdings, Inc.
6.750% due 07/01/2022		26	27
Pinnacol Assurance
8.625% due 06/25/2034 «(i)		2,600	2,543
Reckson Operating Partnership LP
7.750% due 03/15/2020 (k)		4,500	4,692
Royal Bank of Scotland Group PLC
7.500% due 08/10/2020 •(g)(h)(k)		600	613
8.000% due 08/10/2025 •(g)(h)(k)		300	322
8.625% due 08/15/2021 •(g)(h)(k)		1,200	1,281
Santander UK Group Holdings PLC
6.750% due 06/24/2024 •(g)(h)	GBP	2,100	2,778
Sberbank of Russia Via SB Capital S.A.
6.125% due 02/07/2022 (k)		$2,000	2,089
Societe Generale S.A.
7.375% due 10/04/2023 •(g)(h)(k)		200	199

Schedule of Investments PIMCO Strategic Income Fund, Inc. (Cont.)	March 31, 2019 (Unaudited)

Spirit Realty LP
4.450% due 09/15/2026 (k)		3,300	3,276
Springleaf Finance Corp.
5.625% due 03/15/2023 (k)		700	711
6.125% due 05/15/2022 (k)		208	216
6.875% due 03/15/2025 (k)		54	56
TP ICAP PLC
5.250% due 01/26/2024	GBP	700	928
UniCredit SpA
7.830% due 12/04/2023 (k)		$2,240	2,497
Unigel Luxembourg S.A.
10.500% due 01/22/2024 (k)		300	324
WeWork Cos., Inc.
7.875% due 05/01/2025		40	37
			47,923
INDUSTRIALS 16.9%

AA Bond Co. Ltd.
2.875% due 07/31/2043	GBP	1,700	2,124
Air Canada Pass-Through Trust
3.700% due 07/15/2027		$11	11
Altice Financing S.A.
6.625% due 02/15/2023 (k)		420	431
7.500% due 05/15/2026 (k)		1,350	1,340
Altice France S.A.
8.125% due 02/01/2027 (k)		600	607
Andeavor Logistics LP
3.500% due 12/01/2022		6	6
Associated Materials LLC
9.000% due 01/01/2024 (k)		2,700	2,666
Baffinland Iron Mines Corp.
8.750% due 07/15/2026 (k)		700	706
Bausch Health Americas, Inc.
8.500% due 01/31/2027		24	26
Bombardier, Inc.
7.875% due 04/15/2027 (k)		110	114
Charter Communications Operating LLC
4.200% due 03/15/2028 (k)		56	56
Clear Channel Worldwide Holdings, Inc.
6.500% due 11/15/2022 (k)		1,126	1,156
9.250% due 02/15/2024 (k)		1,846	1,961
Cleveland-Cliffs, Inc.
4.875% due 01/15/2024		18	18
CommScope Finance LLC
5.500% due 03/01/2024 (k)		45	46
8.250% due 03/01/2027		4	4
Community Health Systems, Inc.
5.125% due 08/01/2021 (k)		705	697
6.250% due 03/31/2023 (k)		4,879	4,598
8.000% due 03/15/2026 (k)		210	201
8.625% due 01/15/2024 (k)		294	295
CVS Pass-Through Trust
7.507% due 01/10/2032		761	906
DAE Funding LLC
5.250% due 11/15/2021 (k)		100	102
5.750% due 11/15/2023 (k)		200	206
Diamond Resorts International, Inc.
7.750% due 09/01/2023 (k)		507	509
EI Group PLC
6.875% due 05/09/2025	GBP	620	876
Envision Healthcare Corp.
8.750% due 10/15/2026 (k)		$1,059	946
Exela Intermediate LLC
10.000% due 07/15/2023 (k)		65	66
First Quantum Minerals Ltd.
6.500% due 03/01/2024 (k)		766	723
6.875% due 03/01/2026 (k)		844	786
7.000% due 02/15/2021 (k)		316	322
Frontier Finance PLC
8.000% due 03/23/2022	GBP	2,600	3,357
Full House Resorts, Inc.
8.575% due 01/31/2024 «		$197	195
General Electric Co.
3.100% due 01/09/2023		92	92
3.150% due 09/07/2022		20	20
5.000% due 01/21/2021 •(g)		148	138
5.550% due 01/05/2026 (k)		303	321
5.875% due 01/14/2038		8	9
6.150% due 08/07/2037		7	8
Huntsman International LLC
4.500% due 05/01/2029		24	24
iHeartCommunications, Inc.
9.000% due 12/15/2019 ^(c)		506	362
9.000% due 03/01/2021 ^(c)		6,519	4,628
9.000% due 09/15/2022 ^(c)		1,291	923
10.625% due 03/15/2023 ^(c)		24	17

Schedule of Investments PIMCO Strategic Income Fund, Inc. (Cont.)	March 31, 2019 (Unaudited)

Intelsat Connect Finance S.A.
9.500% due 02/15/2023 (k)		105	93
Intelsat Jackson Holdings S.A.
8.000% due 02/15/2024 (k)		60	63
8.500% due 10/15/2024 (k)		60	59
9.750% due 07/15/2025 (k)		64	65
Intelsat Luxembourg S.A.
7.750% due 06/01/2021 ^(k)		5,512	4,971
Kinder Morgan, Inc.
5.300% due 12/01/2034 (k)		1,500	1,629
7.750% due 01/15/2032 (k)		4,500	5,883
Metinvest BV
8.500% due 04/23/2026 (k)		600	591
Micron Technology, Inc.
5.327% due 02/06/2029 (k)		82	84
Netflix, Inc.
4.625% due 05/15/2029	EUR	100	120
Ortho-Clinical Diagnostics, Inc.
6.625% due 05/15/2022 (k)		$162	154
Par Pharmaceutical, Inc.
7.500% due 04/01/2027		62	63
Park Aerospace Holdings Ltd.
4.500% due 03/15/2023 (k)		78	78
5.250% due 08/15/2022		7	7
5.500% due 02/15/2024		18	19
Petroleos Mexicanos
6.500% due 03/13/2027		90	91
6.750% due 09/21/2047		20	18
Platin GmbH
6.875% due 06/15/2023	EUR	200	220
Radiate Holdco LLC
6.875% due 02/15/2023		$40	40
Rockpoint Gas Storage Canada Ltd.
7.000% due 03/31/2023		4	4
Sands China Ltd.
4.600% due 08/08/2023 (k)		200	207
5.125% due 08/08/2025 (k)		200	209
5.400% due 08/08/2028 (k)		200	210
Shelf Drilling Holdings Ltd.
8.250% due 02/15/2025		9	9
Spanish Broadcasting System, Inc.
12.500% due 04/20/2049 ^(c)		908	938
Sunoco LP
4.875% due 01/15/2023		28	29
T-Mobile USA, Inc.
4.750% due 02/01/2028		11	11
Teva Pharmaceutical Finance Netherlands BV
3.250% due 04/15/2022	EUR	200	230
Topaz Solar Farms LLC
4.875% due 09/30/2039		$111	109
5.750% due 09/30/2039		422	438
Transocean Pontus Ltd.
6.125% due 08/01/2025 (k)		76	77
Triumph Group, Inc.
4.875% due 04/01/2021		20	20
5.250% due 06/01/2022		14	14
UAL Pass-Through Trust
6.636% due 01/02/2024 (k)		1,324	1,396
Univision Communications, Inc.
5.125% due 05/15/2023 (k)		152	145
5.125% due 02/15/2025 (k)		55	51
UPCB Finance Ltd.
3.625% due 06/15/2029	EUR	110	128
Vale Overseas Ltd.
6.250% due 08/10/2026 (k)		$81	88
6.875% due 11/21/2036		26	30
6.875% due 11/10/2039		25	29
ViaSat, Inc.
5.625% due 09/15/2025 (k)		50	48
5.625% due 04/15/2027		31	32
VOC Escrow Ltd.
5.000% due 02/15/2028		30	29
Wyndham Destinations, Inc.
3.900% due 03/01/2023		36	35
4.250% due 03/01/2022		2	2
5.750% due 04/01/2027 (k)		443	441
			51,806
UTILITIES 4.9%

AT&T, Inc.
4.900% due 08/15/2037 (k)		198	201
Frontier Communications Corp.
8.000% due 04/01/2027 (k)		62	64
Gazprom Neft OAO Via GPN Capital S.A.
6.000% due 11/27/2023 (k)		5,600	5,935

Schedule of Investments PIMCO Strategic Income Fund, Inc. (Cont.)	March 31, 2019 (Unaudited)

Gazprom OAO Via Gaz Capital S.A.
8.625% due 04/28/2034 (k)	1,710	2,208
Odebrecht Offshore Drilling Finance Ltd.
6.720% due 12/01/2022 (k)	1,103	1,056
Pacific Gas & Electric Co.
2.450% due 08/15/2022 ^(c)(k)	342	305
2.950% due 03/01/2026 ^(c)(k)	460	405
3.250% due 09/15/2021 ^(c)(k)	74	68
3.250% due 06/15/2023 ^(c)(k)	182	164
3.300% due 03/15/2027 ^(c)(k)	347	305
3.400% due 08/15/2024 ^(c)(k)	163	148
3.500% due 10/01/2020 ^(c)(k)	221	204
3.500% due 06/15/2025 ^(c)(k)	388	347
3.750% due 02/15/2024 ^(c)(k)	218	199
3.750% due 08/15/2042 ^(c)	12	9
3.850% due 11/15/2023 ^(c)(k)	52	48
4.000% due 12/01/2046 ^(c)	7	6
4.250% due 05/15/2021 ^(c)(k)	115	108
4.250% due 08/01/2023 ^(c)(k)	100	94
4.300% due 03/15/2045 ^(c)	51	43
4.500% due 12/15/2041 ^(c)(k)	86	74
4.600% due 06/15/2043 ^(c)	8	7
4.650% due 08/01/2028 ^(c)(k)	200	185
4.750% due 02/15/2044 ^(c)	48	42
5.125% due 11/15/2043 ^(c)(k)	274	249
5.400% due 01/15/2040 ^(c)	8	8
5.800% due 03/01/2037 ^(c)(k)	277	270
6.050% due 03/01/2034 ^(c)	34	34
6.250% due 03/01/2039 ^(c)	44	44
6.350% due 02/15/2038 ^(c)	15	15
Petrobras Global Finance BV
5.750% due 02/01/2029 (k)	124	123
5.999% due 01/27/2028	10	10
7.375% due 01/17/2027 (k)	424	469
Rio Oil Finance Trust
9.250% due 07/06/2024 (k)	571	624
9.750% due 01/06/2027 (k)	776	869
Southern California Edison Co.
3.650% due 03/01/2028	3	3
5.750% due 04/01/2035	6	7
6.000% due 01/15/2034	2	2
6.650% due 04/01/2029	12	13
Sprint Communications, Inc.
6.000% due 11/15/2022	15	15
Transocean Poseidon Ltd.
6.875% due 02/01/2027 (k)	60	63
		15,043
Total Corporate Bonds & Notes (Cost $113,936)		114,772

MUNICIPAL BONDS & NOTES 1.2%

ILLINOIS 0.1%

Chicago, Illinois General Obligation Bonds, Series 2014
6.314% due 01/01/2044	50	51
Chicago, Illinois General Obligation Bonds, Series 2017
7.045% due 01/01/2029	70	78
Illinois State General Obligation Bonds, (BABs), Series 2010
6.725% due 04/01/2035	15	16
7.350% due 07/01/2035	10	11
Illinois State General Obligation Bonds, Series 2003
5.100% due 06/01/2033	145	143
		299
WEST VIRGINIA 1.1%

Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007
0.000% due 06/01/2047 (f)	25,300	1,590
7.467% due 06/01/2047	1,620	1,620
		3,210
Total Municipal Bonds & Notes (Cost $3,342)		3,509

U.S. GOVERNMENT AGENCIES 268.9%

Fannie Mae
1.664% due 08/25/2054 (k)	13,530	741
2.500% due 12/25/2027 (a)	3,278	225
4.000% due 06/01/2047	37	38
4.000% due 09/01/2047 - 07/01/2048 (k)	51,385	53,072
4.250% due 11/25/2024 (k)	430	430
4.385% due 09/01/2028 •	3	3
4.500% due 09/01/2023 - 03/01/2028	70	72
4.500% due 07/25/2040 - 08/01/2041 (k)	1,300	1,370
4.542% due 12/01/2028 •	17	18
4.752% due 11/01/2027 •	41	42

Schedule of Investments PIMCO Strategic Income Fund, Inc. (Cont.)	March 31, 2019 (Unaudited)

5.000% due 01/25/2038 (k)	6,331	6,874
5.000% due 07/25/2038	177	192
5.025% due 03/01/2032 •	70	70
5.363% due 12/25/2042 ~	29	31
5.500% due 07/25/2024	10	11
5.500% due 11/25/2032 - 04/25/2035 (k)	5,956	6,489
5.750% due 06/25/2033	23	25
5.807% due 08/25/2043	1,569	1,700
6.000% due 09/25/2031 - 01/25/2044	1,595	1,764
6.000% due 12/01/2032 - 06/01/2040 (k)	4,822	5,317
6.036% due 07/25/2029 •	490	527
6.042% due 09/25/2041 ~	415	446
6.500% due 06/25/2023 - 11/01/2047	4,851	5,414
6.500% due 03/25/2032 - 07/01/2039 (k)	1,008	1,137
6.500% due 10/25/2042 ~	12	13
6.850% due 12/18/2027	11	12
7.000% due 07/01/2021 - 01/01/2047	1,231	1,337
7.000% due 03/25/2045 (k)	706	803
7.500% due 05/01/2022 - 06/25/2044	1,178	1,340
7.500% due 06/19/2041 - 10/25/2042 ~	891	985
7.700% due 03/25/2023	9	10
7.839% due 06/19/2041 ~	704	796
8.000% due 09/25/2021 - 06/01/2032	237	254
8.236% due 07/25/2029 •(k)	660	774
8.500% due 10/25/2021 - 06/25/2030	106	114
8.500% due 06/18/2027 (k)	250	282
9.426% due 05/15/2021	13	13
9.588% due 07/15/2027	6	6
Fannie Mae, TBA
3.000% due 10/01/2048 - 08/01/2049	193,000	192,216
3.500% due 09/01/2048 - 06/01/2049	234,000	237,096
4.000% due 09/01/2048 - 08/01/2049	232,750	239,261
Freddie Mac
0.000% due 04/25/2045 - 11/25/2050 (b)(f)	9,743	6,367
0.100% due 02/25/2046 - 11/25/2050 (a)	119,569	478
0.200% due 04/25/2045 (a)	446	0
1.601% due 11/15/2038 ~(a)(k)	25,673	1,492
1.668% due 05/15/2038 ~(a)(k)	8,434	508
1.791% due 08/15/2036	3,825	254
2.011% due 11/25/2045 ~(a)	5,336	765
4.613% due 04/01/2033 •	1	1
4.637% due 12/01/2026 •	4	4
5.000% due 02/15/2024	5	5
5.439% due 07/25/2032 ~	106	115
5.500% due 04/01/2039 - 06/15/2041 (k)	4,864	5,366
6.000% due 12/15/2028 - 03/15/2035	625	686
6.000% due 02/15/2032 (k)	1,492	1,640
6.500% due 08/01/2021 - 09/01/2047	4,159	4,865
6.500% due 10/15/2023 - 09/15/2031 (k)	2,111	2,370
6.500% due 09/25/2043 ~	49	56
6.900% due 09/15/2023	163	173
6.950% due 07/15/2021	55	57
7.000% due 08/01/2021 - 10/25/2043	1,449	1,609
7.000% due 03/15/2029 - 01/01/2036 (k)	2,058	2,312
7.500% due 05/15/2024 - 02/25/2042	638	686
7.500% due 08/01/2024 - 12/01/2030 (k)	1,024	1,141
7.636% due 10/25/2029 •	1,200	1,360
8.000% due 08/15/2022 - 04/15/2030	77	84
8.000% due 12/01/2026 (k)	112	120
10.036% due 12/25/2027 •	1,593	1,906
13.236% due 03/25/2025 •	387	519
Freddie Mac, TBA
4.000% due 11/01/2048	3,000	3,089
Ginnie Mae
6.000% due 04/15/2029 - 12/15/2038	99	107
6.000% due 07/15/2037 - 11/15/2038 (k)	1,170	1,282
6.500% due 11/20/2024 - 10/20/2038	73	74
6.500% due 04/15/2032 - 05/15/2032 (k)	450	498
7.000% due 04/15/2024 - 06/15/2026	35	37
7.500% due 06/15/2023 - 03/15/2029	441	449
7.500% due 04/15/2027 - 01/15/2029 (k)	190	201
8.000% due 11/15/2021 - 11/15/2022	2	2
8.500% due 05/15/2022 - 02/15/2031	9	9
9.000% due 10/15/2019 - 01/15/2020	10	9
Ginnie Mae, TBA
4.000% due 09/01/2048	20,000	20,660
Small Business Administration
4.625% due 02/01/2025	72	74
5.510% due 11/01/2027	243	259
5.780% due 08/01/2027	19	20
5.820% due 07/01/2027	20	21
Vendee Mortgage Trust
6.500% due 03/15/2029	123	136
6.750% due 02/15/2026 - 06/15/2026	80	88

Schedule of Investments PIMCO Strategic Income Fund, Inc. (Cont.)	March 31, 2019 (Unaudited)

7.500% due 09/15/2030		1,856	2,133
Total U.S. Government Agencies (Cost $837,548)			825,407

NON-AGENCY MORTGAGE-BACKED SECURITIES 35.9%

Adjustable Rate Mortgage Trust
4.663% due 07/25/2035 ~		452	438
5.126% due 08/25/2035 ~		704	698
Banc of America Mortgage Trust
4.504% due 02/25/2035 ~		15	15
Bancorp Commercial Mortgage Trust
6.234% due 08/15/2032 •		3,300	3,287
8.525% due 11/15/2033 •		4,500	4,511
Barclays Commercial Mortgage Securities Trust
7.484% due 08/15/2027 •		2,700	2,682
BCAP LLC Trust
2.680% due 07/26/2036 ~		211	175
4.672% due 10/26/2033 ~		130	117
4.750% due 10/26/2036 ~		1,147	1,144
4.895% due 06/26/2035 ~		43	40
Bear Stearns ALT-A Trust
3.933% due 08/25/2036 ^~		314	209
Bear Stearns Commercial Mortgage Securities Trust
5.607% due 12/11/2040 ~		5,728	5,456
5.657% due 10/12/2041 ~		3,525	3,292
5.740% due 04/12/2038 ~		120	121
CD Commercial Mortgage Trust
5.398% due 12/11/2049 ~		4	2
Citigroup Commercial Mortgage Trust
5.541% due 12/10/2049 ~		1,936	1,116
Citigroup Mortgage Loan Trust, Inc.
7.000% due 09/25/2033		2	2
Commercial Mortgage Loan Trust
5.953% due 12/10/2049 ~		4,765	3,109
Countrywide Alternative Loan Trust
2.696% due 07/25/2046 ^•(k)		1,857	1,690
5.500% due 05/25/2022 ^		4	4
6.500% due 07/25/2035 ^		310	250
Countrywide Home Loan Mortgage Pass-Through Trust
3.126% due 03/25/2035 •(k)		1,644	1,468
3.435% due 08/25/2034 ~		404	400
4.356% due 03/25/2046 ^•		2,228	1,447
Countrywide Home Loan Reperforming REMIC Trust
7.500% due 11/25/2034		767	782
7.500% due 06/25/2035 ^		149	153
Credit Suisse First Boston Mortgage-Backed Pass-through Certificates
7.000% due 02/25/2034		366	402
Credit Suisse Mortgage Capital Mortgage-Backed Trust
6.500% due 03/25/2036 ^(k)		999	522
Epic Drummond Ltd.
0.000% due 01/25/2022 •	EUR	82	91
Eurosail PLC
2.443% due 09/13/2045 •	GBP	1,733	2,133
3.093% due 09/13/2045 •		1,238	1,527
4.693% due 09/13/2045 •		1,052	1,434
GC Pastor Hipotecario FTA
0.000% due 06/21/2046 •	EUR	1,442	1,418
GCCFC Commercial Mortgage Trust
5.371% due 03/10/2039 ~		$917	427
GE Commercial Mortgage Corp. Trust
5.439% due 12/10/2049 ~(k)		936	847
GMAC Mortgage Corp. Loan Trust
4.697% due 08/19/2034 ~		53	51
GS Mortgage Securities Corp.
4.591% due 10/10/2032 ~		2,900	2,660
GSAA Trust
6.000% due 04/01/2034		888	943
GSMPS Mortgage Loan Trust
5.641% due 06/19/2027 ~		29	30
7.000% due 06/25/2043 (k)		2,093	2,341
8.000% due 09/19/2027 ~		490	485
GSR Mortgage Loan Trust
2.816% due 12/25/2034 •		261	251
4.300% due 03/25/2033 •		2	2
6.500% due 01/25/2034		183	195
IM Pastor Fondo de Titluzacion Hipotecaria
0.000% due 03/22/2043 •	EUR	486	493
JPMorgan Chase Commercial Mortgage Securities Trust
5.411% due 05/15/2047		$1,885	1,141
5.623% due 05/12/2045		598	461
JPMorgan Mortgage Trust
4.619% due 10/25/2036 ^~		1,761	1,727
5.500% due 08/25/2022 ^		15	14
5.500% due 06/25/2037 ^		257	255
LB-UBS Commercial Mortgage Trust
5.350% due 09/15/2040 ~(k)		3,620	3,648

Schedule of Investments PIMCO Strategic Income Fund, Inc. (Cont.)	March 31, 2019 (Unaudited)

Lehman XS Trust
3.336% due 09/25/2047 •(k)		4,332	4,222
MASTR Adjustable Rate Mortgages Trust
4.173% due 10/25/2034 ~		537	496
MASTR Alternative Loan Trust
6.250% due 07/25/2036		369	317
6.500% due 03/25/2034		765	822
7.000% due 04/25/2034		33	36
MASTR Reperforming Loan Trust
7.000% due 05/25/2035		3,504	3,375
7.500% due 07/25/2035		1,800	1,874
Morgan Stanley Capital Trust
6.118% due 06/11/2049 ~		182	183
Morgan Stanley Resecuritization Trust
3.703% due 12/26/2046 ~		7,627	6,789
Motel 6 Trust
9.410% due 08/15/2019 •		4,058	4,125
NAAC Reperforming Loan REMIC Trust
7.000% due 10/25/2034 ^		943	953
7.500% due 03/25/2034 ^		2,431	2,457
7.500% due 10/25/2034 ^		2,828	3,068
Newgate Funding PLC
0.941% due 12/15/2050 •	EUR	1,981	2,126
1.191% due 12/15/2050 •		1,981	2,107
1.845% due 12/15/2050 •	GBP	2,728	3,426
2.095% due 12/15/2050 •		2,241	2,800
RBSSP Resecuritization Trust
6.000% due 02/26/2037 ~		$3,624	3,010
6.250% due 12/26/2036 ~		5,805	3,795
Residential Accredit Loans, Inc. Trust
6.000% due 08/25/2035 ^		1,582	1,493
Residential Asset Mortgage Products Trust
8.500% due 10/25/2031		407	452
8.500% due 11/25/2031		755	755
Structured Asset Mortgage Investments Trust
3.897% due 08/25/2047 ^•(k)		2,567	2,433
Structured Asset Securities Corp. Mortgage Loan Trust
7.500% due 10/25/2036 ^		2,713	2,299
WaMu Mortgage Pass-Through Certificates Trust
3.911% due 05/25/2035 ~		186	189
Washington Mutual Mortgage Pass-Through Certificates Trust
7.000% due 03/25/2034		118	129
7.500% due 04/25/2033		261	278
Wells Fargo Mortgage-Backed Securities Trust
4.675% due 04/25/2036 ^~		18	18
4.796% due 06/25/2035 ~		175	181
Total Non-Agency Mortgage-Backed Securities (Cost $103,703)			110,314

ASSET-BACKED SECURITIES 24.2%

Access Financial Manufactured Housing Contract Trust
7.650% due 05/15/2021		201	37
Airspeed Ltd.
2.754% due 06/15/2032 •		404	392
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
6.011% due 11/25/2032 ^•		172	5
Bear Stearns Asset-Backed Securities Trust
2.333% due 09/25/2034 •		411	402
Citigroup Mortgage Loan Trust
2.646% due 12/25/2036 •(k)		4,704	3,139
2.706% due 12/25/2036 •		2,529	1,270
Citigroup Mortgage Loan Trust, Inc.
2.746% due 03/25/2037 •(k)		5,524	5,002
Conseco Finance Corp.
6.530% due 02/01/2031 ~		116	112
Conseco Finance Securitizations Corp.
7.960% due 05/01/2031		1,556	897
Countrywide Asset-Backed Certificates
2.616% due 12/25/2036 ^•(k)		3,111	2,889
2.626% due 06/25/2047 ^•(k)		7,713	6,924
2.686% due 06/25/2037 ^•(k)		2,258	2,050
2.686% due 06/25/2047 ^•(k)		5,683	5,023
2.776% due 06/25/2037 •(k)		8,449	8,150
4.756% due 07/25/2036 ~(k)		11,700	11,949
Countrywide Asset-Backed Certificates Trust
4.136% due 11/25/2034 •		2,297	1,553
Crecera Americas LLC
5.563% due 08/31/2020 •		5,200	5,212
Credit-Based Asset Servicing & Securitization LLC
5.519% due 12/25/2037 Ø		362	367
Encore Credit Receivables Trust
3.221% due 07/25/2035 •		576	543
Flagship Credit Auto Trust
0.000% due 12/15/2025 «(f)		12	3,014
Greenpoint Manufactured Housing
8.300% due 10/15/2026 ~		400	424

Schedule of Investments PIMCO Strategic Income Fund, Inc. (Cont.)	March 31, 2019 (Unaudited)

Marlette Funding Trust
0.000% due 12/15/2028 «(f)		5,114	2,124
0.000% due 04/16/2029 «(f)		5	1,725
National Collegiate Commutation Trust
0.000% due 03/25/2038 •		10,400	4,607
Oakwood Mortgage Investors, Inc.
2.714% due 06/15/2032 •		14	13
Residential Asset Mortgage Products Trust
8.500% due 12/25/2031		18	13
SMB Private Education Loan Trust
0.000% due 10/15/2048 «(f)		5	4,726
SoFi Consumer Loan Program LLC
0.000% due 05/26/2026 «(f)		31	1,667
Total Asset-Backed Securities (Cost $71,496)			74,229

SOVEREIGN ISSUES 5.2%

Argentina Government International Bond
3.375% due 01/15/2023	EUR	100	90
3.380% due 12/31/2038 Ø		1,570	1,005
5.250% due 01/15/2028		100	83
6.250% due 11/09/2047		100	81
7.820% due 12/31/2033		3,702	3,627
45.325% (BADLARPP + 3.250%) due 03/01/2020 ~	ARS	500	11
45.563% (BADLARPP + 2.000%) due 04/03/2022 ~		33,957	761
49.153% (BADLARPP) due 10/04/2022 ~		32	1
67.546% (ARLLMONP + 0.000%) due 06/21/2020 ~(a)		143,025	3,680
Autonomous City of Buenos Aires Argentina
0.000% due 03/29/2024 •		16,185	334
Kazakhstan Government International Bond
2.375% due 11/09/2028	EUR	100	116
Peru Government International Bond
5.940% due 02/12/2029	PEN	998	317
6.150% due 08/12/2032		1,020	323
6.350% due 08/12/2028		351	115
8.200% due 08/12/2026		220	80
Provincia de Buenos Aires
0.000% (BADLARPP + 3.750%) due 04/12/2025 ~	ARS	128,500	2,693
Turkey Government International Bond
4.625% due 03/31/2025	EUR	900	983
5.200% due 02/16/2026		300	333
7.625% due 04/26/2029 (k)		$1,200	1,191
Venezuela Government International Bond
6.000% due 12/09/2020 ^(c)		135	40
8.250% due 10/13/2024 ^(c)		13	4
9.250% due 09/15/2027 ^(c)		171	55
Total Sovereign Issues (Cost $22,469)			15,923

	SHARES

COMMON STOCKS 0.1%

CONSUMER DISCRETIONARY 0.1%

Caesars Entertainment Corp. (d)	27,655	240

ENERGY 0.0%

Forbes Energy Services Ltd. (d)(i)	4,500	15
Total Common Stocks (Cost $550)		255

PREFERRED SECURITIES 1.8%

BANKING & FINANCE 1.8%

Nationwide Building Society
10.250%~	29,560	5,602
Total Preferred Securities (Cost $5,834)		5,602

REAL ESTATE INVESTMENT TRUSTS 0.3%

REAL ESTATE 0.3%

VICI Properties, Inc.	44,227	968

Schedule of Investments PIMCO Strategic Income Fund, Inc. (Cont.)	March 31, 2019 (Unaudited)

Total Real Estate Investment Trusts (Cost $668)	968

SHORT-TERM INSTRUMENTS 5.5%

REPURCHASE AGREEMENTS (j) 4.9%
15,026

	PRINCIPAL AMOUNT (000s)

U.S. TREASURY BILLS 0.6%

2.435% due 05/23/2019 - 06/06/2019 (e)(f)(n)	1,858	1,851
Total Short-Term Instruments (Cost $16,877)		16,877
Total Investments in Securities (Cost $1,201,407)		1,192,305
Total Investments 388.5% (Cost $1,201,407)		$1,192,305
Financial Derivative Instruments (l)(m) 0.4%(Cost or Premiums, net $(2,885))		1,484
Other Assets and Liabilities, net (288.9)%		(886,854)

Net Assets 100.0%		$306,935

Schedule of Investments PIMCO Strategic Income Fund, Inc. (Cont.)	March 31, 2019 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

¤	The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

^	Security is in default.

«	Security valued using significant unobservable inputs (Level 3).

~	Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•	Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

Ø	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.

(a)	Interest only security.

(b)	Principal only security.

(c)	Security is not accruing income as of the date of this report.

(d)	Security did not produce income within the last twelve months.

(e)	Coupon represents a weighted average yield to maturity.

(f)	Zero coupon security.

(g)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(h)	Contingent convertible security.

(i)	RESTRICTED SECURITIES:

Issuer Description	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Forbes Energy Services Ltd.	03/11/2014	$222	$15	0.00%
Pinnacol Assurance 8.625% due 06/25/2034	06/23/2014	2,600	2,543	0.83
		$2,822	$2,558	0.83%

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(j)	REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
FICC	2.000%	03/29/2019	04/01/2019	$3,226	U.S. Treasury Notes 2.625% due 07/15/2021	$(3,291)	$3,226	$3,226
NOM	3.000	03/29/2019	04/01/2019	11,800	U.S. Treasury Notes 2.375% due 03/15/2022	(12,047)	11,800	11,803
Total Repurchase Agreements						$(15,338)	$15,026	$15,029

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date	Amount Borrowed(2)	Payable for Reverse Repurchase Agreements
BPS	2.650%	02/22/2019	05/21/2019	$(1,129)	$(1,132)
	2.750	03/13/2019	04/15/2019	(62,620)	(62,711)
	2.800	02/14/2019	05/14/2019	(929)	(932)
	2.900	03/05/2019	06/05/2019	(3,123)	(3,130)
	2.930	03/06/2019	06/06/2019	(2,844)	(2,850)
	2.930	03/12/2019	06/12/2019	(15,404)	(15,429)
	2.980	01/24/2019	04/24/2019	(5,429)	(5,459)
	2.990	02/15/2019	05/15/2019	(2,423)	(2,432)
	3.000	02/11/2019	05/13/2019	(7,816)	(7,848)
	3.000	02/14/2019	05/14/2019	(5,381)	(5,402)
	3.150	03/05/2019	06/05/2019	(4,658)	(4,669)
	3.150	03/06/2019	06/06/2019	(2,301)	(2,306)
	3.150	03/07/2019	06/06/2019	(2,444)	(2,449)
	3.150	03/11/2019	06/11/2019	(2,859)	(2,864)
	3.150	03/20/2019	06/20/2019	(141)	(141)
	3.150	03/25/2019	06/06/2019	(72)	(72)
	3.180	03/04/2019	06/04/2019	(4,898)	(4,910)
	3.180	03/13/2019	04/15/2019	(2,660)	(2,665)
	3.180	03/18/2019	06/18/2019	(975)	(976)
	3.180	03/20/2019	06/20/2019	(403)	(403)
	3.200	03/05/2019	06/05/2019	(1,433)	(1,436)

Schedule of Investments PIMCO Strategic Income Fund, Inc. (Cont.)	March 31, 2019 (Unaudited)

	3.220	02/19/2019	05/20/2019	(2,829)	(2,839)
	3.250	02/11/2019	05/13/2019	(3,333)	(3,348)
	3.250	02/14/2019	05/14/2019	(923)	(927)
	3.250	02/19/2019	05/20/2019	(1,752)	(1,759)
	3.260	03/12/2019	06/12/2019	(1,223)	(1,225)
	3.350	01/22/2019	04/22/2019	(1,916)	(1,928)
	3.380	02/14/2019	05/14/2019	(7,583)	(7,616)
	3.400	01/14/2019	04/15/2019	(2,899)	(2,920)
	3.400	01/18/2019	04/15/2019	(48)	(48)
	3.400	01/25/2019	04/15/2019	(72)	(72)
	3.545	03/07/2019	06/06/2019	(1,107)	(1,110)
	3.625	03/19/2019	06/19/2019	(6,760)	(6,769)
	3.684	02/14/2019	05/14/2019	(5,432)	(5,458)
	3.694	02/15/2019	05/15/2019	(17,464)	(17,545)
	3.697	02/08/2019	05/08/2019	(4,634)	(4,659)
	3.713	03/20/2019	06/20/2019	(616)	(617)
	3.787	01/15/2019	04/15/2019	(9,547)	(9,623)
JPS	3.451	03/08/2019	06/10/2019	(2,120)	(2,125)
RBC	3.690	03/11/2019	06/10/2019	(1,494)	(1,497)
RTA	3.613	03/20/2019	06/20/2019	(458)	(459)
	3.663	03/20/2019	06/20/2019	(750)	(751)
UBS	3.000	03/14/2019	TBD(3)	(2,453)	(2,457)
	3.110	03/14/2019	06/13/2019	(279)	(279)
Total Reverse Repurchase Agreements					$(206,247)

MORTGAGE DOLLAR ROLLS:

Counterparty	Borrowing Rate(2)	Borrowing Date	Maturity Date	Amount Received	Amount Borrowed(2)
FOB	0.810%	04/10/2019	05/12/2019	$1,090	$(1,090)
	0.852	04/10/2019	05/12/2019	170,674	(170,674)
	1.021	05/13/2019	06/12/2019	50,224	(50,224)
	1.065	04/10/2019	05/12/2019	204,340	(204,340)
	1.179	05/13/2019	06/12/2019	1,095	(1,095)
MSC	0.810	04/10/2019	05/12/2019	10,104	(10,104)
Total Mortgage Dollar Rolls				$437,527	(437,527)

SHORT SALES:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
U.S. Government Agencies (61.0)% Fannie Mae, TBA	3.000%	04/01/2049	$187,900	$(185,118)	$(187,137)
Total Short Sales (61.0)%				$(185,118)	$(187,137)

(k)	Securities with an aggregate market value of $231,530 and cash of $74 have been pledged as collateral under the terms of master agreements as of March 31, 2019.

(1)	Includes accrued interest.

(2)	The average amount of borrowings outstanding during the period ended March 31, 2019 was $(917,808) at a weighted average interest rate of 1.554%. Average borrowings may include reverse repurchase agreements, sale-buyback transactions, and mortgage dollar rolls, if held during the period.

(3)	Open maturity reverse repurchase agreement.

(l)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar June Futures	06/2019	212	$51,651	$(334)	$0	$(8)
Total Futures Contracts				$(334)	$0	$(8)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)

									Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2019(2)	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability
General Electric Co.	1.000%	Quarterly	12/20/2020	0.274%	$200	$(4)	$7	$3	$0	$0

Schedule of Investments PIMCO Strategic Income Fund, Inc. (Cont.)	March 31, 2019 (Unaudited)

General Electric Co.	1.000	Quarterly	12/20/2023	0.920	300	(17)	18	1	0	0
						$(21)	$25	$4	$0	$0

INTEREST RATE SWAPS

										Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Pay	3-Month CAD-Bank Bill	3.300%	Semi-Annual	06/19/2024	CAD	11,200	$623	$(15)	$608	$0	$(46)
Receive	3-Month CAD-Bank Bill	3.500	Semi-Annual	06/20/2044		3,800	(534)	(134)	(668)	48	0
Pay	3-Month USD-LIBOR	3.000	Semi-Annual	06/19/2024		$95,800	(3,658)	411	(3,247)	209	0
Receive	3-Month USD-LIBOR	2.000	Semi-Annual	06/20/2025		8,400	399	(283)	116	20	0
Receive	3-Month USD-LIBOR	2.500	Semi-Annual	06/20/2048		57,400	2,198	(1,156)	1,042	170	0
Receive	6-Month EUR-EURIBOR	0.000	Annual	08/19/2021	EUR	257,400	(406)	(590)	(996)	110	0
Receive	6-Month EUR-EURIBOR	0.260	Annual	09/06/2024		88,000	14	(902)	(888)	284	0
Pay	6-Month EUR-EURIBOR	0.650	Annual	02/26/2029		167,700	(786)	4,396	3,610	0	(642)
Pay	6-Month EUR-EURIBOR	1.000	Annual	06/19/2029		600	(1)	(32)	(33)	2	0
Pay	6-Month EUR-EURIBOR	0.750	Annual	09/18/2029		2,300	(20)	(32)	(52)	10	0
Receive	6-Month EUR-EURIBOR	1.250	Annual	08/19/2049		40,800	872	(2,893)	(2,021)	741	0
Receive	6-Month GBP-LIBOR	1.500	Semi-Annual	09/18/2029	GBP	1,500	(11)	(39)	(50)	0	0
Receive	6-Month GBP-LIBOR	1.500	Semi-Annual	09/18/2049		1,600	26	(100)	(74)	13	0
							$(1,284)	$(1,369)	$(2,653)	$1,607	$(688)
Total Swap Agreements							$(1,305)	$(1,344)	$(2,649)	$1,607	$(688)

Cash of $12,312 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2019.

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)	The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(m)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	04/2019		$82	ARS	3,387	$0	$(6)
	04/2019		17,016	EUR	15,119	0	(56)
	05/2019	EUR	15,119		$17,060	56	0
BPS	04/2019	ARS	1,935		46	2	0
	04/2019		$44	ARS	1,935	0	0
	05/2019	ARS	1,058		$23	0	0
BRC	04/2019		65,546		1,521	49	0
CBK	04/2019	EUR	2,488		2,806	15	0
	04/2019	GBP	32,702		43,066	473	0
FBF	04/2019	ARS	4,319		100	0	0
	04/2019		$109	ARS	4,319	0	(9)
GLM	04/2019	ARS	8,205		$197	20	0
	04/2019		$189	ARS	8,205	1	0
	05/2019	ARS	4,763		$104	0	(1)
HUS	04/2019	PEN	1,700		510	0	(2)
	04/2019		$344	GBP	260	0	(6)
JPM	04/2019	EUR	12,631		$14,418	249	0
MSB	05/2019	ARS	127,683		3,008	196	0
SCX	04/2019		$42,950	GBP	32,442	0	(696)
	05/2019	GBP	32,442		$43,015	695	0
SOG	05/2019		$2,822	RUB	187,426	15	0
Total Forward Foreign Currency Contracts						$1,771	$(776)

Schedule of Investments PIMCO Strategic Income Fund, Inc. (Cont.)	March 31, 2019 (Unaudited)

PURCHASED OPTIONS:

OPTIONS ON SECURITIES

Counterparty	Description	Strike Price	Expiration Date	Notional Amount**	Cost	Market Value
DUB	Put - OTC Fannie Mae, TBA 3.000% due 04/01/2049	$68.000	04/03/2019	16,000	$1	$0
	Put - OTC Fannie Mae, TBA 3.500% due 04/01/2049	70.000	04/03/2019	38,000	1	0
	Put - OTC Fannie Mae, TBA 4.000% due 04/01/2049	72.000	04/03/2019	219,000	9	0
FAR	Put - OTC Fannie Mae, TBA 3.000% due 04/01/2049	67.500	04/03/2019	162,000	6	0
	Put - OTC Fannie Mae, TBA 3.500% due 04/01/2049	72.500	04/03/2019	185,000	7	0
GSC	Put - OTC Fannie Mae, TBA 4.000% due 04/01/2049	80.000	04/03/2019	1,000	0	0
JPM	Put - OTC Fannie Mae, TBA 3.000% due 05/01/2049	69.000	05/06/2019	15,000	1	0
	Put - OTC Fannie Mae, TBA 3.500% due 05/01/2049	70.000	05/06/2019	11,000	0	0
	Put - OTC Freddie Mac, TBA 4.000% due 05/01/2049	71.000	05/06/2019	3,000	0	0
	Put - OTC Ginnie Mae, TBA 4.000% due 05/01/2049	71.000	05/06/2019	20,000	1	0
SAL	Put - OTC Fannie Mae, TBA 4.000% due 05/01/2049	75.000	05/06/2019	12,000	0	0
	Put - OTC Fannie Mae, TBA 4.000% due 05/01/2049	77.000	05/06/2019	750	0	0
Total Purchased Options					$26	$0

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION(1)

									Swap Agreements, at Value(4)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2019(2)	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
GST	Petrobras Global Finance BV	1.000%	Quarterly	09/20/2020	0.693%	$10	$(1)	$1	$0	$0
	Russia Government International
JPM	Bond	1.000	Quarterly	12/20/2020	0.814	200	(23)	24	1	0
							$(24)	$25	$1	$0

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(1)

								Swap Agreements, at Value(4)
Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
DUB	CMBX.NA.BBB-.6 Index	3.000%	Monthly	05/11/2063	$1,100	$(67)	$(72)	$0	$(139)
	CMBX.NA.BBB-.8 Index	3.000	Monthly	10/17/2057	1,400	(161)	66	0	(95)
	CMBX.NA.BBB-.9 Index	3.000	Monthly	09/17/2058	900	(113)	59	0	(54)
FBF	CMBX.NA.BBB-.6 Index	3.000	Monthly	05/11/2063	100	(12)	(1)	0	(13)
	CMBX.NA.BBB-.7 Index	3.000	Monthly	01/17/2047	100	(10)	5	0	(5)
	CMBX.NA.BBB-.8 Index	3.000	Monthly	10/17/2057	400	(63)	36	0	(27)
GST	CMBX.NA.A.6 Index	2.000	Monthly	05/11/2063	1,400	(71)	41	0	(30)
	CMBX.NA.BB.6 Index	5.000	Monthly	05/11/2063	1,000	(135)	(97)	0	(232)
	CMBX.NA.BBB-.6 Index	3.000	Monthly	05/11/2063	2,200	(121)	(157)	0	(278)
	CMBX.NA.BBB-.7 Index	3.000	Monthly	01/17/2047	400	(20)	2	0	(18)
	CMBX.NA.BBB-.9 Index	3.000	Monthly	09/17/2058	2,200	(274)	143	0	(131)
MYC	CMBX.NA.BBB-.10 Index	3.000	Monthly	11/17/2059	2,750	(293)	148	0	(145)
	CMBX.NA.BBB-.6 Index	3.000	Monthly	05/11/2063	550	(29)	(40)	0	(69)
	CMBX.NA.BBB-.7 Index	3.000	Monthly	01/17/2047	700	(31)	(1)	0	(32)
	CMBX.NA.BBB-.8 Index	3.000	Monthly	10/17/2057	400	(46)	19	0	(27)
	CMBX.NA.BBB-.9 Index	3.000	Monthly	09/17/2058	1,100	(136)	70	0	(66)
						$(1,582)	$221	$0	$(1,361)

INTEREST RATE SWAPS

									Swap Agreements, at Value
	Pay/							Unrealized
	Receive			Payment	Maturity	Notional	Premiums	Appreciation/
Counterparty	Floating Rate	Floating Rate Index	Fixed Rate	Frequency	Date	Amount	Paid/(Received)	(Depreciation)	Asset	Liability
GLM	Pay	3-Month USD-LIBOR	0.330%	Annual	09/06/2024 EUR	405,400	$0	$938	$938	$0
Total Swap Agreements							$(1,606)	$1,184	$939	$(1,361)

(n)	Securities with an aggregate market value of $1,473 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of March 31, 2019.

**	Notional Amount represents the number of contracts.

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Schedule of Investments PIMCO Strategic Income Fund, Inc. (Cont.)	March 31, 2019 (Unaudited)

(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)	The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of March 31, 2019 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2019
Investments in Securities, at Value
Loan Participations and Assignments	$0	$15,835	$8,614	$24,449
Corporate Bonds & Notes
Banking & Finance	0	45,380	2,543	47,923
Industrials	0	51,611	195	51,806
Utilities	0	15,043	0	15,043
Municipal Bonds & Notes
Illinois	0	299	0	299
West Virginia	0	3,210	0	3,210
U.S. Government Agencies	0	825,407	0	825,407
Non-Agency Mortgage-Backed Securities	0	110,314	0	110,314
Asset-Backed Securities	0	60,973	13,256	74,229
Sovereign Issues	0	15,923	0	15,923
Common Stocks
Consumer Discretionary	240	0	0	240
Energy	0	15	0	15
Preferred Securities
Banking & Finance	0	5,602	0	5,602
Real Estate Investment Trusts
Real Estate	968	0	0	968
Short-Term Instruments
Repurchase Agreements	0	15,026	0	15,026
U.S. Treasury Bills	0	1,851	0	1,851

Total Investments	$1,208	$1,166,489	$24,608	$1,192,305

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(187,137)	$0	$(187,137)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	1,607	0	1,607
Over the counter	0	2,710	0	2,710

	$0	$4,317	$0	$4,317
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(8)	(688)	0	(696)
Over the counter	0	(2,137)	0	(2,137)

	$(8)	$(2,825)	$0	$(2,833)

Total Financial Derivative Instruments	$(8)	$1,492	$0	$1,484

Totals	$1,200	$980,844	$24,608	$1,006,652

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended March 31, 2019:

Category and Subcategory	Beginning Balance at 06/30/2018	Net Purchases	Net Sales/Settlements	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 03/31/2019	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 03/31/2019 (1)
Investments in Securities, at Value
Loan Participations
and Assignments	$1,377	$7,341	$(2)	$2	$0	$(143)	$39	$0	$8,614	$(143)
Corporate Bonds &
Notes
Banking &
Finance	5,095	0	(2,400)	0	10	(162)	0	0	2,543	(156)
Industrials	190	0	(1)	0	0	6	0	0	195	6
Asset-Backed
Securities	0	15,074	(321)	74	(7)	(1,564)	0	0	13,256	(1,564)

Schedule of Investments PIMCO Strategic Income Fund, Inc. (Cont.)	March 31, 2019 (Unaudited)

Totals	$6,662	$22,415	$(2,724)	$76	$3	$(1,863)	$39	$0	$24,608	$(1,857)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 03/31/2019	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments in Securities, at Value
Loan Participations and Assignments	$8,614	Third Party Vendor	Broker Quote	94.750 - 101.000
Corporate Bonds & Notes
Banking & Finance	2,543	Reference Instrument	Option Adjusted Spread	642.930 bps
Industrials	195	Reference Instrument	Yield	9.870
Asset-Backed Securities	2,124	Other Valuation Techniques(2)	-	-
	11,132	Proxy Pricing	Base Price	5,371.000 - 106,117.000
Total	$24,608

(1)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at March 31, 2019 may be due to an investment no longer held or categorized as Level 3 at period end.

(2)	Includes valuation techniques not defined in the Notes to Financial Statements as securities valued using such techniques are not considered significant to the Fund.

Notes to Financial Statements

1. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The net asset value (“NAV”) of the Fund’s shares is determined by dividing the total value of portfolio investments and other assets attributable to that Fund less any liabilities by the total number of shares outstanding of the Fund.

On each day that the New York Stock Exchange (“NYSE”) is open, Fund shares are ordinarily valued as of the close of regular trading (“NYSE Close”). Information that becomes known to the Fund or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. The Fund reserves the right to change the time as of which its NAV is calculated if the Fund closes earlier, or as permitted by the U.S. Securities and Exchange Commission (“SEC”).

For purposes of calculating a NAV, portfolio securities and other assets for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of official closing prices or the last reported sales prices, or if no sales are reported, based on quotes obtained from established market makers or prices (including evaluated prices) supplied by the Fund’s approved pricing services, quotation reporting systems and other third-party sources (together, “Pricing Services”). The Fund will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close. If market value pricing is used, a foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by Pacific Investment Management Company LLC (“PIMCO” or the “Manager”) to be the primary exchange. A foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange. Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives, and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Services may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Swap agreements are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Services. The Fund’s investments in open-end management investment companies, other than exchange-traded funds (“ETFs”), are valued at the NAVs of such investments.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value based on procedures established and approved by the Board of Trustees of the Trust (the “Board”). Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, the Fund may determine the fair value of investments based on information provided by Pricing Services and other third-party vendors, which may recommend fair value or adjustments with reference to other securities, indices or assets. In considering whether fair valuation is required and in determining fair values, the Fund may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the NYSE Close. The Fund may utilize modeling tools provided by third-party vendors to determine fair values of non-U.S. securities. For these purposes, any movement in the applicable reference index or instrument (“zero trigger”) relating to the non U.S security being fair valued between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Fund is not open for business, which may result in the Fund’s portfolio investments being affected when shareholders are unable to buy or sell shares.

Senior secured floating rate loans for which an active secondary market exists to a reliable degree will be valued at the mean of the last available bid/ask prices in the market for such loans, as provided by a Pricing Service. Senior secured floating rate loans for which an active secondary market does not exist to a reliable degree will be valued at fair value, which is intended to approximate market value. In valuing a senior secured floating rate loan at fair value, the factors considered may include, but are not limited to, the following: (a) the creditworthiness of the borrower and any intermediate participants, (b) the terms of the loan, (c) recent prices in the market for similar loans, if any, and (d) recent prices in the market for instruments of similar quality, rate, period until next interest rate reset and maturity.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Services. As a result, the value of such investments and, in turn, the NAV of the Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Fund is not open for business. As a result, to the extent that the Fund holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Fund’s next calculated NAV.

Investments for which market quotes or market based valuations are not readily available are valued at fair value as determined in good faith by the Board or persons acting at their direction. The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to PIMCO the responsibility for applying the fair valuation methods. In the event that market quotes or market based valuations are not readily available, and the security or asset cannot be valued pursuant to a Board approved valuation method, the value of the security or asset will be determined in good faith by the Board. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, indicative market quotations (“Broker Quotes”), Pricing Services’ prices), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Fund’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated, to the Manager, the responsibility for monitoring significant events that may materially affect the values of the Fund’s securities or assets and for determining whether the value of the applicable securities or assets should be reevaluated in light of such significant events.

When the Fund uses fair valuation to determine the value of a portfolio security or other asset for purposes of calculating its NAV, such investments will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board or persons acting at their direction believe reflects fair value. Fair valuation may require subjective determinations about the value of a security. While the Fund’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing, the Fund cannot ensure that fair values determined by the Board or persons acting at their direction would accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Fund may differ from the value that would be realized if the securities were sold.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy,

Notes to Financial Statements (Cont.)

separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

• Level 1 — Quoted prices in active markets or exchanges for identical assets and liabilities.

• Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

Assets or liabilities categorized as Level 2 or 3 as of period end have been transferred between Levels 2 and 3 since the prior period due to changes in the method utilized in valuing the investments. Transfers from Level 2 to Level 3 are a result of a change, in the normal course of business, from the use of methods used by Pricing Services (Level 2) to the use of a Broker Quote or valuation technique which utilizes significant unobservable inputs due to an absence of current or reliable market-based data (Level 3). In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Consolidated Schedule of Investments for the Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of the Fund’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for the Fund.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1 and Level 2 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1 and Level 2 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Services’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Services that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Services (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indices, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Services (normally determined as of the NYSE close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate (“OIS”), London Interbank Offered Rate (“LIBOR”) forward rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

March 31, 2019 (Unaudited)

Level 3 trading assets and trading liabilities, at fair value When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Board or persons acting at their direction believe reflects fair value and are categorized as Level 3 of the fair value hierarchy. The valuation techniques and significant inputs used in determining the fair values of portfolio assets and liabilities categorized as Level 3 of the fair value hierarchy are as follows:

Proxy pricing procedures set the base price of a fixed income security and subsequently adjust the price proportionally to market value changes of a pre-determined security deemed to be comparable in duration, generally a U.S. Treasury or sovereign note based on country of issuance. The base price may be a broker-dealer quote, transaction price, or an internal value as derived by analysis of market data. The base price of the security may be reset on a periodic basis based on the availability of market data and procedures approved by the Valuation Oversight Committee. Significant changes in the unobservable inputs of the proxy pricing process (the base price) would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

If third-party evaluated vendor pricing is not available or not deemed to be indicative of fair value, the Manager may elect to obtain Broker Quotes directly from the broker-dealer or passed through from a third-party vendor. In the event that fair value is based upon a single sourced Broker Quote, these securities are categorized as Level 3 of the fair value hierarchy. Broker Quotes are typically received from established market participants. Although independently received, the Manager does not have the transparency to view the underlying inputs which support the market quotation. Significant changes in the Broker Quote would have direct and proportional changes in the fair value of the security.

Reference instrument valuation estimates fair value by utilizing the correlation of the security to one or more broad-based securities, market indices, and/or other financial instruments, whose pricing information is readily available. Unobservable inputs may include those used in algorithm formulas based on percentage change in the reference instruments and/or weights of each reference instrument. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

2. FEDERAL INCOME TAX MATTERS

The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Fund may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Manager has reviewed the Fund’s tax positions for all open tax years. As of March 31, 2019, the Fund has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Fund files U.S. federal, state, and local tax returns as required. The Fund’s tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Glossary: (abbreviations that may be used in the preceding statements)					(Unaudited)

Counterparty Abbreviations:
BOA	Bank of America N.A.	FOB	Credit Suisse Securities (USA) LLC	MSC	Morgan Stanley & Co., Inc.
BPS	BNP Paribas S.A.	GLM	Goldman Sachs Bank USA	MYC	Morgan Stanley Capital Services, Inc.
BRC	Barclays Bank PLC	GSC	Goldman Sachs & Co.	NOM	Nomura Securities International Inc.
CBK	Citibank N.A.	GST	Goldman Sachs International	RBC	Royal Bank of Canada
DUB	Deutsche Bank AG	HUS	HSBC Bank USA N.A.	RTA	RBC (Barbados) Trading Bank Corp.
FAR	Wells Fargo Bank National Association	JPM	JP Morgan Chase Bank N.A.	SAL	Citigroup Global Markets, Inc.
FBF	Credit Suisse International	JPS	JP Morgan Securities, Inc.	SCX	Standard Chartered Bank
FICC	Fixed Income Clearing Corporation	MSB	Morgan Stanley Bank, N.A	SOG	Societe Generale Paris

Currency Abbreviations:
ARS	Argentine Peso	GBP	British Pound	RUB	Russian Ruble
CAD	Canadian Dollar	PEN	Peruvian New Sol	USD (or $)	United States Dollar
EUR	Euro

Exchange Abbreviations:
OTC	Over the Counter

Index/Spread Abbreviations:
ARLLMONP	Argentina Blended Policy Rate	CMBX	Commercial Mortgage-Backed Index	LIBOR03M	3 Month USD-LIBOR
BADLARPP	Argentina Badlar Floating Rate Notes

Other Abbreviations:
ALT	Alternate Loan Trust	LIBOR	London Interbank Offered Rate	TBD	To-Be-Determined
Interest rate to be determined when loan
BABs	Build America Bonds	REMIC	Real Estate Mortgage Investment Conduit	TBD%	settles or at the time of funding
EURIBOR	Euro Interbank Offered Rate	TBA	To-Be-Announced